Personnel Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Personnel Expenses
Remuneration		$ 244,919	$ 235,765	$ 228,801
Bonuses and incentives		62,675	42,465	48,927
Variable Compensation		36,901	36,471	42,714
Lunch and health benefits		26,698	26,836	28,474
Gratifications		26,275	25,402	25,486
Staff severance indemnities		19,941	21,241	24,141
Training expenses		3,909	3,555	2,020
Other personnel expenses		19,312	17,596	17,355
Total	$ 635,280	$ 440,630	$ 409,331	$ 417,918